Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents include the following:

December 31,	2022	2021
Cash	$39,546	$154,305
Finance investments(a)	56,808	—
Cash and cash equivalents
	$96,354	$154,305

(a) Finance investments refers to a fixed income investment indexed to the Brazilian interbank deposit certificate “CDI” with immediate liquidity.